Accounts Receivable, Net - Schedule of Accounts Receivable and Net of Allowance Credit Loss (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable and Net of Allowance Credit Loss [Abstract]
Accounts receivable, gross	$ 15,094,175	$ 18,503,019
Less: allowance for expected credit loss	(1,929,117)	(1,905,008)	$ (1,341,865)
Accounts receivable, net	$ 13,165,058	$ 16,598,011